Significant Accounting Policies (Details) - Schedule of intangible assets are amortized using the straight-line	12 Months Ended
Dec. 31, 2020
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	5 years
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	3 years
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	5 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	5 years
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	19 years